AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares	SHORT-TERM INVESTMENTS — 92.5%	Value
42,444,080	Fidelity Investments Money Market Government Portfolio - Class I, 2.70%[1]	$42,444,080

Principal Amount
$11,817,533	UMB Bank Demand Deposit, 0.01%[1,2]	11,817,533
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $54,261,613)	54,261,613

	TOTAL INVESTMENTS — 92.5%
	(Cost $54,261,613)	54,261,613
	Other Assets in Excess of Liabilities — 7.5%	4,398,872
	TOTAL NET ASSETS — 100.0%	$58,660,485

[1]	The rate is the annualized seven-day yield at period end.

[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	March 2023	13	434,038	441,025	$6,987
CBOT Soybean Oil[1]	March 2023	17	648,516	653,514	4,998
CME Live Cattle[1]	February 2023	31	1,950,494	1,957,960	7,466
LME Lead[1]	March 2023	14	795,375	808,325	12,950
NYBOT Sugar #11[1]	March 2023	106	2,412,539	2,379,149	(33,390)
NYMEX NY Harbor ULSD[1]	February 2023	5	633,360	691,950	58,590

Currency Futures
Brazil Real	February 2023	96	1,838,400	1,789,920	(48,480)
CME Mexican Peso	March 2023	70	1,740,958	1,771,700	30,742
Swedish Krona	March 2023	21	21,526,050	21,554,919	28,869

Index Futures
ICF FTSE 100 Index	March 2023	4	303,820	297,558	(6,262)
Total Long Contracts			32,283,550	32,346,020	62,470

Short Contracts
Commodity Futures
CBOT Wheat[1]	March 2023	(16)	(603,875)	(633,600)	(29,725)
CMX Copper[1]	March 2023	(7)	(630,875)	(666,838)	(35,963)
CMX Gold[1]	February 2023	(8)	(1,406,800)	(1,460,960)	(54,160)
LME Lead[1]	March 2023	(14)	(768,950)	(808,325)	(39,375)
LME Primary Aluminum[1]	March 2023	(11)	(685,025)	(652,303)	32,722
LME Zinc[1]	March 2023	(6)	(483,000)	(446,475)	36,525
NYBOT Coffee 'C'[1]	March 2023	(16)	(956,175)	(1,003,800)	(47,625)
NYBOT Cotton #2[1]	March 2023	(20)	(880,000)	(833,700)	46,300
NYMEX Palladium[1]	March 2023	(1)	(165,700)	(179,800)	(14,100)

Currency Futures
Canadian Dollar	March 2023	(56)	(4,101,720)	(4,139,520)	(37,800)
CME Australian Dollar	March 2023	(33)	(2,240,073)	(2,253,405)	(13,332)
CME British Pound	March 2023	(31)	(2,387,775)	(2,341,275)	46,500
CME Euro	March 2023	(11)	(1,463,811)	(1,478,675)	(14,864)
CME Japanese Yen	March 2023	(24)	(2,217,150)	(2,312,100)	(94,950)
Indian Rupee	January 2023	(151)	(9,084,104)	(9,122,664)	(38,560)
New Zealand Dollar	March 2023	(36)	(2,306,340)	(2,283,840)	22,500

Index Futures
CME E-mini S&P 500	March 2023	(4)	(799,460)	(772,200)	27,260
CME NASDAQ 100 E-Mini	March 2023	(1)	(235,170)	(220,445)	14,725
EUX DAX Index	March 2023	(3)	(1,081,050)	(1,046,850)	34,200
FTSE China A50	January 2023	(100)	(1,280,600)	(1,308,400)	(27,800)
MSCI Emerging Markets	March 2023	(11)	(541,475)	(527,670)	13,805

Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	March 2023	(132)	(14,259,719)	(14,246,718)	13,001
CBOT 10-Year U.S. Treasury Note	March 2023	(77)	(8,669,719)	(8,646,859)	22,860
CBOT U.S. Long Bond	March 2023	(26)	(3,264,422)	(3,258,938)	5,484
CBOT Ultra Long-Term U.S. Treasury Bond	March 2023	(14)	(1,876,109)	(1,880,375)	(4,266)
EUX Euro-BTP Italian Government Bond	March 2023	(28)	(3,241,703)	(3,036,241)	205,462
EUX Euro-Bund	March 2023	(43)	(6,022,150)	(5,694,426)	327,724
EUX Euro-Buxl 30-Year Bond	March 2023	(8)	(1,256,640)	(1,069,614)	187,026
ICF Long Gilt	March 2023	(21)	(2,180,850)	(2,080,572)	100,278
MSE Canadian 10 Year Bond	March 2023	(36)	(4,484,520)	(4,430,812)	53,708
Total Short Contracts			(79,574,960)	(78,837,400)	737,560

TOTAL FUTURES CONTRACTS			(47,291,410)	(46,491,380)	$800,030

*	Local currency.

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.